Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Earnings per Share (Details) - shares	6 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2016	Mar. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share			2,911,880	1,845,213
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share			909,167	632,500
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	9,702,713	2,502,713	2,002,713	1,212,713